UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC  20549
                                    Form 13F
                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     9/30/99

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):     [ ] is a restatement.
                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Harleysville Group Inc.
Address:     355 Maple Avenue
             Harleysville, PA  19438-2297

Form 13F File Number:   28- 4718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark R. Cummins
Title:  Executive Vice President & Treasurer
Phone:  215-256-5025

Signature, Place, and Date of Signing:

     /s/Mark R. Cummins    Harleysville, PA        November 10, 1999
        [Signature]        [City, State]           [Date]

Report Type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]  13F  NOTICE.   (Check here if no holdings reported are in this report,  and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name

     28-
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     51

Form 13F Information Table Value Total: $469,173


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

     No.       Form 13F File Number          Name


          28-
     [Repeat as necessary]

HARLEYSVILLE GROUP INC
SEPTEMBER 30, 1999
FORM 13F INFORMATION TABLE




COLUMN 1              COLUMN 2          COLUMN 3     COLUMN 4   COLUMN 5              COLUMN 6     COLUMN 7   COLUMN 8
                                                     VALUE      SHARES/   SH/  PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CLASS    CUSIP        (x$1000)   PRN AMT   PRN  CALL   DISCRETION   MANAGERS   SOLE   SHARED  NONE
--------------        ----------        -------      --------   --------  ---  ---    --------     --------   -------
ACORN INVESTMENT TRUST     ACORN FD     004851-10-1    4,632     254,386   SH          SOLE         N/A        254,386
AMERICA ONLINE INC         COM          02364J-10-4    3,797      36,470   SH          SOLE         N/A         36,470
AMERICAN HOME PRODUCTS     COM          026609-10-7    4,362     105,105   SH          SOLE         N/A        105,105
AMERICAN INTL GROUP INC    COM          026874-10-7   10,382     119,421   SH          SOLE         N/A        119,421
AT&T CORPORATION           COM          001957-10-9    7,371     169,440   SH          SOLE         N/A        169,440
BANK ONE CORP              COM          06423A-10-3    7,176     206,125   SH          SOLE         N/A        206,125
BANKAMERICA CORP NEW       COM          066050-10-5    7,263     130,432   SH          SOLE         N/A        130,432
BRISTOL MYERS SQUIBB CO    COM          110122-10-8    6,090      90,230   SH          SOLE         N/A         90,230
CHUBB CORPORATION          COM          171232-10-1    5,979     120,475   SH          SOLE         N/A        120,475
CICSO SYSTEMS INC          COM          17275R-10-2   24,915     363,398   SH          SOLE         N/A        363,398
CITIGROUP INC              COM          172967-10-1    9,506     216,030   SH          SOLE         N/A        216,030
DELL COMPUTER CORP         COM          247025-10-9   17,783     425,290   SH          SOLE         N/A        425,290
DISNEY (WALT) COMPANY      COM          254687-10-6    6,693     257,430   SH          SOLE         N/A        257,430
EMC CORPORATION            COM          268648-10-2   27,183     380,850   SH          SOLE         N/A        380,850
EXXON CORPORATION          COM          302290-10-1    6,808      89,575   SH          SOLE         N/A         89,575
FEDERAL NATNL MORTG ASSN   COM          313586-10-9    7,386     117,830   SH          SOLE         N/A        117,830
FIRST UNION CORPORATION    COM          337358-10-5    6,065     170,240   SH          SOLE         N/A        170,240
GENERAL ELECTRIC COMPANY   COM          369604-10-3   16,217     136,775   SH          SOLE         N/A        136,775
GILLETTE CO                COM          375766-10-2    6,535     192,550   SH          SOLE         N/A        192,550
HALLIBURTON COMPANY        COM          406216-10-1   13,704     334,245   SH          SOLE         N/A        334,245
HARLEYSVILLE NATNL CORP    COM          412850-10-9    3,219      93,298   SH          SOLE         N/A         93,298
HARLEYSVILLE SAVINGS ASSN  COM          412856-10-6    1,039      74,249   SH          SOLE         N/A         74,249
HEALTHSOUTH CORP           COM          421924-10-1    4,322     705,765   SH          SOLE         N/A        705,765
HEALTH MANAGEMENT ASSOC    CLA          421933-10-2    5,748     741,683   SH          SOLE         N/A        741,683
INTEL CORPORATION          COM          458140-10-0   17,230     231,870   SH          SOLE         N/A        231,870
IBM CORPORATION            COM          459200-10-1   14,022     115,890   SH          SOLE         N/A        115,890
IVY INTERNATIONAL FUND     CLA          465897-50-2    8,016     180,581   SH          SOLE         N/A        180,581
JOHNSON & JOHNSON          COM          478160-10-4    7,294      79,385   SH          SOLE         N/A         79,385
LILLY ELI & CO             COM          532457-10-8    4,237      66,000   SH          SOLE         N/A         66,000
LUCENT TECHNOLOGIES INC.   COM          549463-10-7   11,189     172,472   SH          SOLE         N/A        172,472
MCI WORLDCOM INC.          COM          55268B-10-6   15,354     213,615   SH          SOLE         N/A        213,615
MCDONALDS CORPORATION      COM          580135-10-1   10,460     241,840   SH          SOLE         N/A        241,840
MEDTRONIC INC              COM          585055-10-6    8,394     236,030   SH          SOLE         N/A        236,030
MERCK & CO INC             COM          589331-10-7    7,186     110,880   SH          SOLE         N/A        110,880
MICROSOFT CORPORATION      COM          594918-10-4   21,821     240,940   SH          SOLE         N/A        240,940
MOBIL CORPORATION          COM          607059-10-2    6,301      62,540   SH          SOLE         N/A         62,540
MORGAN (JP) & CO INC       COM          616880-10-0    7,524      65,850   SH          SOLE         N/A         65,850
PFIZER INC                 COM          717081-10-3   13,895     387,315   SH          SOLE         N/A        387,315
PROCTER & GAMBLE CO        COM          742718-10-9   10,034     107,030   SH          SOLE         N/A        107,030
ROYAL DUTCH PETROLEUM CO   COM          780257-70-5    4,946      83,740   SH          SOLE         N/A         83,740
SBC COMMUNICATIONS INC     COM          845333-10-3    9,424     184,565   SH          SOLE         N/A        184,565
SCHERING PLOUGH CORP       COM          806605-10-1    6,816     156,220   SH          SOLE         N/A        156,220
SCHLUMBERGER LTD           COM          806857-10-8    5,840      93,715   SH          SOLE         N/A         93,715
STAPLES INC                COM          855030-10-2    9,775     448,203   SH          SOLE         N/A        448,203
TIME WARNER INC            COM          887315-10-9    5,894      97,030   SH          SOLE         N/A         97,030
TYCO INTL LTD (NEW)        COM          902124-10-6    9,805      94,960   SH          SOLE         N/A         94,960
VANGUARD INTL GROWTH    INTL GRWTH FD   921910-20-4    3,185     163,563   SH          SOLE         N/A        163,563
WALGREEN COMPANY           COM          931422-10-9   10,608     418,000   SH          SOLE         N/A        418,000
WARNER LAMBERT CO          COM          934488-10-7    8,187     123,350   SH          SOLE         N/A        123,350
WELLS FARGO & CO (NEW)     COM          949746-10-1    9,918     250,320   SH          SOLE         N/A        250,320
WILLIAMS COMPANIES         COM          969457-10-0    7,643     203,120   SH          SOLE         N/A        203,120